NOTES PAYABLE (Details) - USD ($) $ in Thousands		12 Months Ended
	Aug. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
NOTES PAYABLE [Abstract]
Loan proceeds received	$ 1,749	$ 0	$ 1,749	$ 0